UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06475
______________________________________________

Strategic Global Income Fund, Inc.
_____________________________________________________________________________
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
______________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2007

Item 1.   Schedule of Investments

Strategic Global Income Fund, Inc.
Portfolio of investments – February 28, 2007 (unaudited)

	Face
	amount	Value

Bonds — 90.60%
US bonds — 26.45%
US corporate bonds — 7.23%
Bank One Corp.
7.875%, due 08/01/10	$2,000,000	$2,172,806
C.S. First Boston USA, Inc.
6.500%, due 01/15/12	2,000,000	2,121,084
Fortune Brands, Inc.
5.375%, due 01/15/16	2,000,000	1,945,640
General Electric Capital Corp.
6.000%, due 06/15/12	2,000,000	2,084,560
GMAC LLC
6.875%, due 09/15/11	1,000,000	1,012,003
HSBC Finance Corp.
6.750%, due 05/15/11	2,000,000	2,123,658
Kraft Foods, Inc.
5.250%, due 06/01/07	1,000,000	999,354
Residential Capital LLC
6.125%, due 11/21/08	2,000,000	2,007,820
Time Warner Cos., Inc.
7.480%, due 01/15/08	1,000,000	1,015,834

Total US corporate bonds (cost $15,704,127)		15,482,759

Asset-backed securities — 4.75%
Conseco Finance Securitizations Corp., 00-5, Class A5
7.700%, due 02/01/32	2,993,122	2,990,843
First Franklin Mortgage Loan Asset-Backed Certificates, 06-FFA, Class B2, 144A1
6.000%, due 09/25/26	4,509,809	4,163,822
Green Tree Financial Corp., 99-1, Class A5
6.110%, due 09/01/23	1,826,824	1,839,317
New York City Tax Lien, 04-AA, Class C, 144A
3.960%, due 12/11/17	178,268	177,070
Providian Gateway Master Trust, 04-AA, Class D, 144A2
7.170%, due 03/15/11	1,000,000	1,000,450

Total asset-backed securities (cost $10,211,549)		10,171,502

Commercial mortgage-backed securities — 1.44%
Bear Stearns Commercial Mortgage Securities, 05-LXR1, Class K, 144A2
7.170%, due 09/15/18	1,000,000	1,001,157
Commercial Mortgage Acceptance Corp., 97-ML1, Class D2
7.057%, due 12/15/30	977,000	995,988
DLJ Commercial Mortgage Corp., 99-CG1, Class A1A
6.080%, due 03/10/32	24,973	24,947
Morgan Stanley Dean Witter Capital I, 00-LIF2, Class A2
7.200%, due 10/15/33	1,000,000	1,051,501

Total commercial mortgage-backed securities (cost $3,191,018)		3,073,593

Mortgage-backed securities — 5.76%
Countrywide Alternative Loan Trust, 05-J2, Class 2A1
7.500%, due 12/25/34	270,777	274,247
Federal Home Loan Mortgage Corp., REMIC, 3033, Class OI, IO3
5.500%, due 10/15/22	975,753	42,732
Federal National Mortgage Association[2]
4.917%, due 02/01/35	1,548,284	1,532,022
JPMorgan Alternative Loan Trust, 06-A5, Class 2A6[2]
5.800%, due 10/25/36	6,492,000	6,569,423
Wells Fargo Mortgage Backed Securities Trust, 06-18, Class B1
6.000%, due 12/25/36	3,995,272	3,903,502

Total mortgage-backed securities (cost $12,340,757)		12,321,926

Strategic Global Income Fund, Inc.
Portfolio of investments – February 28, 2007 (unaudited)

	Face
	amount		Value

US government obligations — 7.27%
US Treasury Bonds
4.500%, due 02/15/36[4]		$1,895,000	$1,837,855
6.250%, due 08/15/23		1,300,000	1,516,633
8.125%, due 08/15/21		680,000	917,734
US Treasury Notes
3.875%, due 02/15/13		445,000	430,659
4.125%, due 05/15/15		435,000	422,494
4.625%, due 10/31/11		1,125,000	1,129,834
4.750%, due 05/15/14		835,000	845,829
4.875%, due 08/31/08		8,455,000	8,469,534

Total US government obligations (cost $15,478,076)			15,570,572

Total US bonds (cost $56,925,527)			56,620,352

International bonds — 64.15%
International corporate bonds — 7.99%
Brazil — 0.77%
Barclays Bank PLC Inflation Credit-Linked Note, 144A2
0.000%, due 05/17/45	BRL	2,530,000	1,643,277

Malaysia — 6.72%
Johor Corp.
1.000%, due 07/31/09	MYR	6,600,000	2,110,192
1.000%, due 07/31/12		38,240,000	12,280,902

			14,391,094

United Kingdom — 0.50%
SABMiller PLC, 144A
6.500%, due 07/01/16		$1,000,000	1,063,825

Total international corporate bonds (cost $14,946,927)			17,098,196

Foreign government bonds — 52.74%
Argentina — 9.98%
Republic of Argentina
2.000%, due 03/15/14[2]	ARS	3,600,000	1,468,914
2.000%, due 03/15/24[2]		2,600,000	729,619
5.475%, due 08/03/12[2]		$15,300,000	10,912,725
11.750%, due 04/07/09[5]		4,000,000	1,400,000
Republic of Argentina, DISC[2]
5.830%, due 12/31/33	ARS	6,630,000	3,144,719
Republic of Argentina, NGB[2]
2.000%, due 02/04/18		7,750,000	3,714,200

			21,370,177

Austria — 2.02%
Republic of Austria, 144A
3.800%, due 10/20/13	EUR	1,885,000	2,474,035
Republic of Austria
5.000%, due 01/15/08		1,390,000	1,855,386

			4,329,421

Belgium — 0.76%
Government of Belgium
5.750%, due 03/28/08	EUR	1,200,000	1,617,441

Dominican Republic — 1.33%
Republic of Dominican
9.000%, due 03/31/10	DOP	120,000,000	2,844,711

Ecuador — 2.46%
Republic of Ecuador[1]
10.000%, due 08/15/30		$6,205,000	5,274,250

Egypt — 3.34%
Egypt Government Bond
8.500%, due 02/14/08	EGP	40,618,000	7,138,640

Strategic Global Income Fund, Inc.
Portfolio of investments – February 28, 2007 (unaudited)

	Face
	amount		Value

El Salvador — 1.09%
Republic of El Salvador
7.750%, due 01/24/23		$2,040,000	$2,335,800

Finland — 0.35%
Government of Finland
5.750%, due 02/23/11	EUR	530,000	748,578

France — 6.49%
French Treasury Note
3.500%, due 07/12/09	EUR	1,569,000	2,058,272
Government of France
3.750%, due 04/25/21		1,940,000	2,477,187
4.000%, due 04/25/13		410,000	544,565
4.250%, due 04/25/19		385,000	519,960
5.000%, due 10/25/16		1,015,000	1,449,299
5.500%, due 04/25/07		2,020,000	2,679,057
5.500%, due 04/25/10		1,470,000	2,035,451
5.500%, due 04/25/29		1,350,000	2,135,573

			13,899,364

Germany — 11.19%
Bundesobligation
3.250%, due 04/17/09	EUR	4,100,000	5,355,634
3.500%, due 10/10/08		3,630,000	4,773,497
Bundesschatzanweisungen
2.250%, due 09/14/07		4,560,000	5,983,002
Deutsche Bundesrepublik
3.750%, due 01/04/15		660,000	861,899
4.750%, due 07/04/34		1,315,000	1,920,143
5.000%, due 07/04/12		1,665,000	2,315,640
6.250%, due 01/04/24		360,000	600,781
6.500%, due 07/04/27		1,220,000	2,138,550

			23,949,146

Hungary — 1.44%
Republic of Hungary
5.500%, due 02/12/14	HUF	325,000,000	1,521,065
7.000%, due 06/24/09		306,000,000	1,557,794

			3,078,859

Italy — 2.48%
Buoni Poliennali Del Tesoro
4.500%, due 05/01/09	EUR	2,000,000	2,678,222
5.250%, due 08/01/11		1,890,000	2,632,241

			5,310,463

Netherlands — 1.01%
Government of Netherlands
4.000%, due 01/15/37	EUR	815,000	1,057,024
5.000%, due 07/15/11		795,000	1,097,576

			2,154,600

Poland — 1.54%
Republic of Poland
5.750%, due 06/24/08	PLN	9,560,000	3,287,365

Russia — 3.11%
Dali Capital (Bank of Moscow)
7.250%, due 11/25/09	RUB	25,000,000	971,619
ING Bank NV Credit-Linked Note, 144A
7.790%, due 02/16/11		39,300,000	1,505,185
Russian Federation
8.250%, due 03/31/10		$1,944,475	2,024,685
Russian Federation, 144A1
5.000%, due 03/31/30		416,462	471,903
Russian Ruble Credit-Linked Note, 144A
7.580%, due 10/09/07	RUB	43,800,000	1,689,109

			6,662,501

Strategic Global Income Fund, Inc.
Portfolio of investments – February 28, 2007 (unaudited)

	Face
	amount		Value

Turkey — 4.15%
Republic of Turkey
14.000%, due 01/19/11	TRY	3,120,000	$1,967,388
19.440%, due 07/16/08[6]		2,500,000	1,372,788
19.218%, due 08/13/08[6]		7,000,000	3,789,809
Republic of Turkey Credit-Linked Note, 144A6
15.000%, due 02/11/10		$1,800,000	1,419,642
Republic of Turkey Credit-Linked Note
15.000%, due 02/10/10	TRY	500,000	330,149

			8,879,776

Total foreign government bonds (cost $109,408,021)			112,881,092

Sovereign/supranational bonds — 3.42%
Council of Europe Development Bank
5.625%, due 12/14/15	AUD	950,000	722,363
Eurofima
5.625%, due 10/24/16		8,650,000	6,587,755

Total sovereign/supranational bonds (cost $7,225,735)			7,310,118

Total international bonds (cost $131,580,683)			137,289,406

Total bonds (cost $188,506,210)			193,909,758

	Number of
	rights

Rights[7] — 0.01%
Mexico — 0.01%
United Mexican States Value Recovery Rights,
Series E, expiration date 06/30/07 (cost $0)		1,615,000	22,933

	Number of
	warrants

Warrants — 0.17%
Argentina — 0.17%
Republic of Argentina, expires 12/15/35[8] (cost $277,795)		10,000,000	356,343

	Shares

Short-term investment — 7.60%
Other[10]— 7.60%
UBS Supplementary Trust —
U.S. Cash Management Prime Fund,
yield of 5.364%[9] (cost $16,271,690)		16,271,690	16,271,690

	Number of
	contracts

Options purchased[11,12] — 0.33%
Call Options — 0.22%
5 Year US treasury note futures, strike @ 105.50,
expiration May 2007		567	478,406
Put options — 0.11%
5 Year US treasury note futures, strike @ 105.50,
expiration May 2007		567	230,344

Total options purchased (cost $672,769)			708,750

	Shares

Investment of cash collateral from securities loaned — 0.85%
UBS Private Money Market Fund LLC[13] (cost $1,814,063)		1,814,063	1,814,063

Total investments[14] (cost $207,542,527) — 99.56%			213,083,537
Cash and other assets, less liabilities — 0.44%			944,817

Net assets — 100.00%			$214,028,354

Strategic Global Income Fund, Inc.
Portfolio of investments – February 28, 2007 (unaudited)

Notes to schedule of investments
Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $207,542,527; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,241,774
Gross unrealized depreciation	(2,700,764)

Net unrealized appreciation	$5,541,010

Note:	The Portfolio of investments is listed by the issuer’s country of origin.
1	Step Bonds — Coupon rate increases in increments to maturity. Rate disclosed is as of February 28, 2007. Maturity date disclosed is the ultimate maturity date.
2	Floating rate securities — The interest rates shown are the current rates as of February 28, 2007.
3	Security is illiquid. This security amounted to $42,732 or 0.02% of net assets.
4	Security, or portion thereof, was on loan at February 28, 2007.
5	Bond interest in default.
6	Reflects annualized yield at February 28, 2007 on zero coupon bonds.
7	Rights do not currently accrue income. Quarterly income, if any, will vary based on several factors including oil exports, prices and inflation.
8	Security represents an equity claim linked to Argentina’s Gross Domestic Product.
9	Interest rate reflects yield at February 28, 2007.
10	Security is issued by a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the Trust.
11	Non-income producing security.
12	These securities were delivered to futures contracts broker to cover margin requirements for futures contracts.
13	Investment in affiliated issuer. The advisor does earn a management fee from UBS Private Money Market Fund.
14	The Fund calculates its net asset value based on the current market value where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc., the investment advisor and administrator of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in US dollars on the basis of the foreign currency exchange rates. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (”NYSE”). Occasionally, events affecting the value of foreign investments occur between the time at which they are determined and the close of the NYSE, which will not otherwise be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities occur during such time periods, the securities are valued at their fair value as determined in good faith by or under the direction of the Board. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the value of these securities amounted to $16,609,475 or 7.76% of net assets.
IO	Interest Only - This security entitles the holder to receive interest from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
DISC	Discount Bond
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
HUF	Hungarian Forint
MYR	Malaysian Ringgit
NGB	National Guaranteed Bond
PLN	Polish Zloty
RUB	Russian Ruble
TRY	New Turkish Lira

Industry diversification
As a percentage of net assets
As of February 28, 2007 (unaudited)

Bonds:
US bonds:
US corporate bonds:
Commercial banks	1.01%
Consumer finance	1.47
Diversified financial services	1.97
Food products	0.47
Household durables	0.91
Media	0.47
Thrifts & mortgage finance	0.93

Total US corporate bonds	7.23
Asset-backed securities	4.75
Commercial mortgage-backed securities	1.44
Mortgage-backed securities	5.76
US government obligations	7.27

Total US bonds	26.45
International bonds:
International corporate bonds:
Beverages	0.50
Commercial banks	0.77
Diversified financial services	6.72

Total international corporate bonds	7.99
Foreign government bonds	52.74
Sovereign/supranational bonds	3.42

Total international bonds	64.15
Total bonds	90.60
Rights	0.01
Warrants	0.17
Short-term investment	7.60
Options	0.33
Investment of cash collateral from securities loaned	0.85

Total investments	99.56
Cash and other assets, less liabilities	0.44
Net assets	100.00%

Forward foreign currency contracts
Strategic Global Income Fund, Inc. had the following open forward foreign currency contracts as of February 28, 2007:

					Unrealized
	Contracts to	In		Maturity	appreciation/
	deliver	exchange for		dates	(depreciation)

Australian Dollar	11,495,000	JPY	1,076,426,285	05/29/07	$161,899
Australian Dollar	9,935,000	USD	7,619,680	05/29/07	(189,693)
Canadian Dollar	19,250,000	USD	16,879,968	05/29/07	378,553
Czech Koruna	189,280,000	USD	8,779,017	05/29/07	(155,174)
Euro	6,845,396	CZK	189,280,000	05/29/07	(158,115)
Euro	17,595,000	USD	22,794,956	05/29/07	(575,368)
Great British Pound	8,970,000	USD	17,023,311	05/29/07	(590,809)
Korean Won	8,042,000,000	USD	8,579,048	05/29/07	22,956
New Turkish Lira	4,136,447	USD	2,474,248	04/27/07	(393,505)
Singapore Dollar	7,530,000	USD	4,926,334	05/29/07	(22,145)
South African Rand	30,000,000	USD	4,170,895	04/26/07	46,026
Ukraine Hryvnia	2,070,000	USD	366,372	05/18/09	(21,636)
United States Dollar	7,871,830	CAD	9,215,000	05/29/07	27,419
United States Dollar	16,786,364	CHF	20,475,000	05/29/07	144,646
United States Dollar	1,399,436	EUR	1,055,000	05/29/07	1,853
United States Dollar	2,252,760	INR	100,000,000	04/26/07	(9,743)
United States Dollar	25,448,125	JPY	2,933,100,000	05/29/07	(386,305)
United States Dollar	19,371,529	SEK	135,530,000	05/29/07	104,076
United States Dollar	9,107,993	SGD	14,055,000	05/29/07	128,510
United States Dollar	2,693,876	TRY	4,136,447	04/27/07	173,876
United States Dollar	17,143,294	TWD	561,100,000	05/29/07	(46,659)
United States Dollar	372,973	UAH	2,070,000	05/18/09	15,034
United States Dollar	4,150,526	ZAR	30,000,000	04/26/07	(25,656)

Total net unrealized depreciation on forward foreign currency contracts					$(1,369,960)

Currency type abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	New Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukraine Hryvnia
USD	United States Dollar
ZAR	South African Rand

Futures contracts
Strategic Global Income Fund, Inc. had the following open futures contracts as of February 28, 2007:

					Unrealized
Number of	Sale	Expiration		Current	appreciation/
contracts	contracts	date	Proceeds	value	(depreciation)

158	5 Year US treasury note	June 2007	$16,743,733	$16,740,594	$3,139
167	10 Year US treasury note	June 2007	17,984,490	18,135,156	(150,666)

					$(147,527)

The segregated aggregate market value of investments to cover margin requirements for open future positions at February 28, 2007 was $708,750.

1) Transactions with related entities

The Fund invests in shares of UBS Supplementary Trust — U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is a business trust managed by UBS Global Asset Management (Americas) Inc., an affiliate of UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts. Distributions from Supplementary Trust are reflected as interest income. Amounts relating to those investments at February 28, 2007 and for the quarter ended are summarized as follows:

		Sale	Interest		% of net
Fund	Purchases	proceeds	income	Value	assets

UBS Supplementary Trust—UBS Cash Management Prime Fund	$63,117,569	$73,677,460	$251,420	$16,271,690	7.60%

The Fund also invests in shares of UBS Private Money Market Fund (“Private Money Market Fund”). Private Money Market Fund is a money market fund managed by UBS Global Asset Management (Americas) Inc., an affiliate of UBS Global AM and is offered as a cash management option only to mutual funds and certain other accounts. The Fund invests in Private Money Market Fund as a short term investment of cash collateral from securities loaned. Amounts relating to those investments at February 28, 2007 and for the quarter ended are summarized as follows:

Fund	Purchases	Sale proceeds	Net income	Value	% of net assets
UBS Private Money Market Fund	$37,363	$52,550	$3,121	$1,814,063	0.85%

2) Swap agreements

Total return swaps
Total return swap agreements involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses.

At February 28, 2007, the Fund had outstanding total return swap contracts with the following terms:

				Payment
Notional		Termination	Payment made	received	Unrealized
amount		date	by the Fund	by the Fund	appreciation

RUB	24,400,000	10/09/07	$917,001^	#	$81,092

^	Payment made on 09/27/05 to fully fund the swap.
#	Payments to be received are equal to total return on OAO Gazprom 7.58% bond, due 10/09/07.

Currency type abbreviations:
RUB	Russian Ruble

Credit default swaps
Credit default swap agreements involve commitments to pay interest and principal in the event of a default of a security. As a buyer, the Fund makes periodic payments to the counterparty and the Fund would receive payments only in the event of default. As a seller, the Fund receives periodic payments from the counterparty and the Fund would make payments only in the event of default. Credit default swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event occurs, the Fund typically receives full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and credit risk.

At February 28, 2007, the Fund had outstanding credit default swap contracts with the following terms:

Notional amount		Termination dates	Payments made by the Fund	Payments received by the Fund	Unrealized appreciation/ (depreciation)

KZT	162,825,000	02/28/08	*	3.78%	$(19,040)
USD	2,110,000	06/20/16	3.06%	**	85,656

					$ 66,616

*	Payment of notional amount to the counterparty will be made upon the occurrence of a bankruptcy and/or restructuring event with respect to the Kazakhstan Government Bond 3.78%, due 02/23/08.
**	Payment of notional amount from the counterparty will be received upon the occurrence of a bankruptcy and/or restructuring event with respect to the Republic of Turkey bond 11.875%, due 01/15/30.

Currency type abbreviations:
KZT	Kazakhstan Tenge
USD	United States Dollar

Securities lending

The Fund may lend securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or US government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services, Inc., an indirect wholly owned subsidiary of UBS AG, and other affiliated broker-dealers have been approved as borrowers under the Fund’s securities lending program. UBS Securities LLC is the Fund’s lending agent. For the three months ended February 28, 2007, UBS Securities LLC earned $1,041 in compensation as the Fund’s lending agent. At February 28, 2007, the Fund owed UBS Securities LLC $950 in compensation as the Fund’s lending agent. The value of loaned security and related collateral outstanding at February 28, 2007, were as follows:

Market value of security loaned	Collateral received for security loaned	Market value of investments of cash collateral received
$1,745,719	$1,814,063	$1,814,063

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated November 30, 2006.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Global Income Fund, Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	April 27, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 27, 2007